Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Australia - 3.6%
BHP Group Ltd., ADR (A)	5,700	$ 328,832
BHP Group Ltd.	18,200	525,044
Macquarie Group Ltd.	16,200	2,108,179
Santos Ltd.	364,700	1,841,840
Sonic Healthcare Ltd.	63,700	1,220,812
Westpac Banking Corp.	34,200	581,676
Whitehaven Coal Ltd.	117,100	541,788

		7,148,171

Belgium - 3.1%
Anheuser-Busch InBev SA	57,800	3,520,706
Groupe Bruxelles Lambert NV	10,900	823,868
KBC Group NV	25,200	1,887,323

		6,231,897

Bermuda - 0.5%
Liberty Global Ltd., Class C (A) (B)	53,823	949,438

Canada - 0.7%
CCL Industries, Inc., Class B	22,200	1,134,625
TFI International, Inc.	2,100	334,871

		1,469,496

Denmark - 0.5%
Novo Nordisk AS, Class B	7,600	974,878

France - 10.8%
Accor SA	45,800	2,139,510
Amundi SA (C)	19,300	1,325,308
Capgemini SE	11,398	2,622,893
Cie de Saint-Gobain SA	19,700	1,528,753
Engie SA	29,400	491,949
Pluxee NV (B)	17,800	526,177
Rexel SA	24,900	672,390
Sanofi SA	26,768	2,626,802
Societe Generale SA	72,200	1,932,524
Sodexo SA	17,800	1,526,296
Teleperformance SE	6,400	621,970
TotalEnergies SE	36,300	2,485,628
Veolia Environnement SA	94,756	3,080,115

		21,580,315

Germany - 10.9%
Allianz SE	6,841	2,050,278
BASF SE	22,200	1,267,698
Deutsche Boerse AG	8,900	1,820,975
Deutsche Post AG	50,400	2,170,340
Heidelberg Materials AG	25,100	2,760,718
Infineon Technologies AG	62,885	2,138,087
K&S AG	33,700	525,726
SAP SE	23,400	4,555,728
Siemens AG	15,307	2,922,309
Zalando SE (B) (C)	49,300	1,408,932

		21,620,791

Hong Kong - 1.6%
CK Asset Holdings Ltd.	236,200	971,731
CK Hutchison Holdings Ltd.	446,500	2,156,371

		3,128,102

	Shares	Value
COMMON STOCKS (continued)
Ireland - 4.8%
AerCap Holdings NV (B)	31,890	$ 2,771,560
AIB Group PLC	344,700	1,749,321
DCC PLC	30,400	2,210,075
Ryanair Holdings PLC, ADR	3,427	498,937
Smurfit Kappa Group PLC	52,721	2,404,235

		9,634,128

Israel - 1.0%
Check Point Software Technologies Ltd. (B)	11,900	1,951,719

Italy - 0.3%
Prysmian SpA	12,035	628,294

Japan - 18.8%
Astellas Pharma, Inc. (A)	118,000	1,266,680
Canon, Inc. (A)	45,900	1,364,750
Denka Co. Ltd. (A)	4,790	74,517
FANUC Corp.	51,100	1,424,508
Fujitsu Ltd.	164,100	2,620,635
Hitachi Ltd.	39,740	3,610,937
Kyocera Corp.	147,200	1,957,902
Nintendo Co. Ltd.	41,600	2,269,615
Olympus Corp.	104,300	1,497,530
ORIX Corp.	133,100	2,899,748
Rakuten Group, Inc. (B)	276,000	1,560,682
Renesas Electronics Corp.	97,900	1,735,788
SBI Holdings, Inc.	98,000	2,560,378
Seven & i Holdings Co. Ltd.	176,400	2,563,615
Sony Group Corp.	38,900	3,322,612
Square Enix Holdings Co. Ltd. (A)	14,700	565,355
Sumitomo Mitsui Financial Group, Inc.	51,400	2,998,843
Toyota Industries Corp.	30,900	3,207,778

		37,501,873

Luxembourg - 1.0%
ArcelorMittal SA	67,600	1,856,439
Eurofins Scientific SE	1,400	89,234

		1,945,673

Netherlands - 4.1%
ASML Holding NV	2,800	2,695,140
EXOR NV	6,200	689,288
Heineken Holding NV	23,943	1,932,152
ING Groep NV, Series N	91,500	1,505,005
Koninklijke Philips NV	16,845	338,131
Stellantis NV	34,400	977,727

		8,137,443

Norway - 1.9%
Aker BP ASA	71,138	1,784,247
DNB Bank ASA	97,400	1,936,073

		3,720,320

Republic of Korea - 1.6%
Samsung Electronics Co. Ltd.	52,300	3,138,971

Singapore - 1.3%
DBS Group Holdings Ltd.	96,700	2,580,338

Sweden - 2.2%
Essity AB, Class B (A)	81,200	1,928,348
Husqvarna AB, B Shares	36,600	313,343

Transamerica Series Trust	Page 1

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A (A)	118,600	$ 1,606,042
Volvo AB, B Shares (A)	23,049	624,674

		4,472,407

Switzerland - 7.5%
ABB Ltd.	14,800	687,445
Cie Financiere Richemont SA, Class A	16,100	2,454,676
Glencore PLC	295,800	1,625,166
Julius Baer Group Ltd.	17,400	1,004,814
Nestle SA	34,176	3,628,488
Novartis AG	23,380	2,265,023
Roche Holding AG	13,132	3,344,703

		15,010,315

United Kingdom - 18.3%
Ashtead Group PLC	29,900	2,128,439
Aviva PLC	204,765	1,283,433
Barratt Developments PLC	125,300	752,149
BP PLC	500,100	3,128,864
Bunzl PLC	27,500	1,057,934
Burberry Group PLC	34,100	522,067
CNH Industrial NV	145,200	1,881,792
Dowlais Group PLC	363,603	357,959
Entain PLC	84,200	847,421
GSK PLC	107,880	2,326,442
Inchcape PLC	135,987	1,242,644
Informa PLC	82,504	865,549
Kingfisher PLC	493,300	1,552,810
Legal & General Group PLC	682,200	2,190,482
Lloyds Banking Group PLC	3,758,900	2,455,647
Pearson PLC	57,000	749,641
Persimmon PLC	50,200	833,817
Reckitt Benckiser Group PLC	39,400	2,243,759
Shell PLC	72,100	2,388,776
Smith & Nephew PLC	169,900	2,126,380
Tesco PLC	634,974	2,377,048
Unilever PLC	60,793	3,050,396

		36,363,449

Total Common Stocks (Cost $163,008,250)		188,188,018

PREFERRED STOCK - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA,
2.49% (D)	15,000	1,205,615

Total Preferred Stock (Cost $1,161,401)		1,205,615

OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (D)	2,326,912	2,326,912

Total Other Investment Company (Cost $2,326,912)		2,326,912

Principal	Value
REPURCHASE AGREEMENT - 4.1%

Fixed Income Clearing Corp., 2.50% (D), dated 03/28/2024, to be repurchased at $8,149,136 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $8,309,885.

$ 8,146,873	$ 8,146,873

Total Repurchase Agreement (Cost $8,146,873)	8,146,873

Total Investments (Cost $174,643,436)	199,867,418
Net Other Assets (Liabilities) - (0.4)%	(763,191)

Net Assets - 100.0%	$ 199,104,227

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Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	04/03/2024	USD	274,821	CHF	247,414	$390	$—
SSB	04/03/2024	EUR	81,780	USD	88,332	—	(94)

Total						$390	$(94)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.6%	$19,232,792
Pharmaceuticals	6.4	12,804,528
Oil, Gas & Consumable Fuels	6.1	12,171,143
Industrial Conglomerates	5.4	10,899,692
Capital Markets	4.4	8,819,654
Machinery	3.7	7,452,095
Trading Companies & Distributors	3.3	6,630,323
Semiconductors & Semiconductor Equipment	3.3	6,569,015
Software	3.2	6,507,447
Insurance	2.8	5,524,193
Beverages	2.7	5,452,858
Household Products	2.7	5,377,722
IT Services	2.6	5,243,528
Consumer Staples Distribution & Retail	2.5	4,940,663
Household Durables	2.5	4,908,578
Hotels, Restaurants & Leisure	2.3	4,513,227
Technology Hardware, Storage & Peripherals	2.2	4,503,721
Financial Services	2.2	4,412,904
Metals & Mining	2.2	4,335,481
Health Care Equipment & Supplies	2.0	3,962,041
Food Products	1.8	3,628,488
Multi-Utilities	1.8	3,572,064
Containers & Packaging	1.8	3,538,860
Personal Care Products	1.5	3,050,396
Textiles, Apparel & Luxury Goods	1.5	2,976,743
Specialty Retail	1.5	2,961,742
Entertainment	1.4	2,834,970
Construction Materials	1.4	2,760,718
Air Freight & Logistics	1.1	2,170,340
Electronic Equipment, Instruments & Components	1.0	1,957,902
Chemicals	0.9	1,867,941
Broadline Retail	0.8	1,560,682
Building Products	0.8	1,528,753
Electrical Equipment	0.7	1,315,739
Distributors	0.6	1,242,644
Health Care Providers & Services	0.6	1,220,812
Automobiles	0.5	977,727
Real Estate Management & Development	0.5	971,731
Diversified Telecommunication Services	0.5	949,438
Media	0.4	865,549
Diversified Consumer Services	0.4	749,641
Professional Services	0.3	621,970
Commercial Services & Supplies	0.3	526,177
Passenger Airlines	0.2	498,937
Automobile Components	0.2	357,959
Ground Transportation	0.2	334,871
Life Sciences Tools & Services	0.0 *	89,234

Investments	94.8	189,393,633
Short-Term Investments	5.2	10,473,785

Total Investments	100.0%	$199,867,418

Transamerica Series Trust	Page 3

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$9,851,774	$178,336,244	$—	$188,188,018
Preferred Stock	—	1,205,615	—	1,205,615
Other Investment Company	2,326,912	—	—	2,326,912
Repurchase Agreement	—	8,146,873	—	8,146,873

Total Investments	$12,178,686	$187,688,732	$—	$199,867,418

Other Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$390	$—	$390

Total Other Financial Instruments	$—	$390	$—	$390

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$(94)	$—	$(94)

Total Other Financial Instruments	$—	$(94)	$—	$(94)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,130,763, collateralized by cash collateral of $2,326,912 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,025,736. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the total value of 144A securities is $2,734,240, representing 1.4% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2024.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
EUR	Euro
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 4

Transamerica TS&W International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica TS&W International Equity VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 5

Transamerica TS&W International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

SUBSEQUENT EVENT

Effective on or about May 1, 2024, the Portfolio will be renamed Transamerica TSW International Equity VP. The Portfolio’s investment strategies, principal risks, portfolio managers and investment management and sub-advisory fee schedules remain the same.

Transamerica Series Trust	Page 6